Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value on Recurring Basis

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2011 and 2012:

December 31, 2011

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading Bond funds	2,980	—	—	2,980

December 31, 2012

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — designated at the fair value Structured note	—	14,882	—	14,882

Assets Required to be Measured at Fair Value on Nonrecurring Basis and Associated Losses Recognized

The table below sets out the balances for those assets required to be measured at fair value on a nonrecurring basis and the associated losses recognized during the year ended December 31, 2010 (nil in 2011 and 2012) and please refer to Note 2, “Summary of Significant Accounting Policy” and Note 10, “Goodwill and Acquired Intangible Assets” for the significant assumption were used.

December 31, 2010

	December 31, 2010	Level 1	Level 2	Level 3	Total Losses
	US$	US$	US$	US$	US$
Long-term investments cost method	185	—	—	185	230